Other (Expenses) Income - Summary of Detailed Information About Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Income Expense [Abstract]
Foreign exchange (loss) gain	$ (21)	$ (9)	$ 48
Share of earnings of equity-accounted investees	7	3	9
Dividend income		2	2
Impairment of available-for-sale investment		(10)
Other	(3)	(3)	(26)
Other (expenses) income	$ (17)	$ (17)	$ 33